FINANCIAL INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial expenses	$ (353,138)	$ (1,172,087)
Change in Financial Expenses, amount	$ 818,949
Change in Financial Expenses, percentage	(70.00%)
Banking Expenses [Member]
Financial expenses	$ (39)	(554,970)
Change in Financial Expenses, amount	$ 554,931
Change in Financial Expenses, percentage	(100.00%)
Interest [Member]
Financial expenses	$ (353,095)	(617,116)
Change in Financial Expenses, amount	$ 264,020
Change in Financial Expenses, percentage	(43.00%)
IOF [Member]
Financial expenses	$ (4)	$ (1)
Change in Financial Expenses, amount	$ (3)
Change in Financial Expenses, percentage	252.00%